Disclosure of Cash flows generated by THC for reporting periods (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Oct. 16, 2018	Aug. 31, 2019	Aug. 31, 2018
Operations Of Trauma Healing Centers [Line Items]
Operating activities		$ (35)	$ (449)
Investing activities			(32)
Cash used by discounted operations			(102)
Trauma Healing Centers [Member]
Operations Of Trauma Healing Centers [Line Items]
Operating activities	$ (35)		(449)
Investing activities	0		(32)
Cash used by discounted operations	$ (35)		$ (481)